Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Schedule of property, plant and equipment
					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2022	$208,266	$12,469	$110,273	$11,373	$240	$342,621
Asset additions	9,302	-	10,304	720	(4)	20,322
Change in decommissioning provision	(2,156)	-	-	-	-	(2,156)
Balance at December 31, 2022	215,412	12,469	120,577	12,093	236	360,787
Asset additions	11,517	-	8,420	238	1	20,176
Asset disposals	-	-	(769)	(646)	-	(1,415)
Change in decommissioning provision	(110)	-	-	-	-	(110)
Balance at December 31, 2023	$226,819	$12,469	$128,228	$11,685	$237	$379,438

Accumulated depreciation
and depletion
Balance at January 1, 2022	$(101,091)	$-	$(57,755)	$(5,732)	$(130)	$(164,708)
Depreciation/depletion for the year	(9,918)	-	(10,077)	(1,306)	(39)	(21,340)
Impairment for the year	(3,539)	-	(9,901)	-	-	(13,440)
Balance at December 31, 2022	(114,548)	-	(77,733)	(7,038)	(169)	(199,488)
Depreciation/depletion for the year	(11,926)	-	(7,707)	(1,185)	(31)	(20,849)
Impairment for the year	(6,000)	-	-	-	-	(6,000)
Balance at December 31, 2023	$(132,474)	$-	$(85,440)	$(8,223)	$(200)	$(226,337)

Carrying value
at December 31, 2022	$100,864	$12,469	$42,844	$5,055	$67	$161,299
at December 31, 2023	$94,345	$12,469	$42,788	$3,462	$37	$153,101